The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Variable Portfolio - Marsico International Opportunities Fund, Columbia Variable Portfolio - Marsico Focused Equities Fund, Columbia Variable Portfolio - Marsico 21st Century Fund and Columbia Variable Portfolio - Marsico Growth Fund and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 25, 2013 (Accession No. 0001193125-13-023318), which is incorporated herein by reference.